LIQUDITY (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)
LIQUIDITY
Cash and cash equivalents	$ 462		¥ 6,125		¥ 3,016
Working capital deficit	3,408				¥ 22,236
Losses	(12,347)	¥ (80,565)	(101,621)	¥ (42,296)
Cash flows from operations	(9,035)	(58,967)	(48,600)	(31,147)
Cash flow used in investing activities	$ (380)	¥ (2,482)	¥ (3,461)	¥ (2,680)